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                        SUPPLEMENT DATED JULY 19, 2002
                                      TO
                      MONY VARIABLE ACCOUNT L PROSPECTUS
                               DATED MAY 1, 2002
                                      FOR
                           MONY CUSTOM EQUITY MASTER

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                                   Issued by
                          MONY Life Insurance Company

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. Page 21 - Effective May 22, 2002, The Dreyfus Socially Responsible Growth Fund, Inc. no longer has a sub-investment adviser. The Dreyfus Corporation has assumed the day-to-day portfolio management responsibility for the Fund.

2. Page 22 - Effective June 17, 2002, the sub-adviser for the Enterprise Accumulation Trust International Growth Portfolio has been replaced by SSgA Funds Management, Inc.

Registration No. 333-71417               Form No. 14429 SL (Supp 7/19/02)
                                         Form No. 14553 SA (Supp 7/19/02